Accounts and Notes Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Receivables [Abstract]
Accounts receivable	$ 55,961,513	$ 58,129,493
Notes receivable		72,814
Less: Allowance for doubtful accounts	(24,088,555)	(21,191,849)
Total accounts and notes receivable, net	$ 31,872,958	$ 37,010,458